UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	CONSUMER DISCRETIONARY – 6.7%
72,285	Hasbro, Inc.	$5,734,369
78,110	Home Depot, Inc.	10,051,195
104,480	Target Corp.	7,175,686
		22,961,250
	CONSUMER STAPLES – 12.2%
154,706	Altria Group, Inc.	9,782,060
207,541	Coca-Cola Co.	8,783,135
36,042	Kimberly-Clark Corp.	4,546,338
95,473	PepsiCo, Inc.	10,384,598
82,811	Philip Morris International, Inc.	8,050,886
		41,547,017
	ENERGY – 6.2%
119,475	Occidental Petroleum Corp.	8,712,117
289,560	Spectra Energy Corp.	12,378,690
		21,090,807
	FINANCIALS – 11.9%
270,325	BB&T Corp.	10,196,659
26,432	BlackRock, Inc.	9,580,543
155,400	JPMorgan Chase & Co.	10,348,086
56,425	PNC Financial Services Group, Inc.	5,083,328
78,110	T. Rowe Price Group, Inc.	5,194,315
		40,402,931
	HEALTH CARE – 16.5%
185,710	Abbott Laboratories	7,853,676
122,756	AbbVie, Inc.	7,742,221
33,935	Amgen, Inc.	5,660,697
95,175	Johnson & Johnson	11,243,023
54,800	Medtronic PLC[1]	4,734,720
153,892	Merck & Co., Inc.	9,604,400
278,420	Pfizer, Inc.	9,430,085
		56,268,822
	INDUSTRIALS – 10.3%
69,315	3M Co.	12,215,382
155,915	Fastenal Co.	6,514,129
263,223	General Electric Co.	7,796,665
35,847	Lockheed Martin Corp.	8,593,243
		35,119,419
	MATERIALS – 1.6%
67,068	LyondellBasell Industries N.V. - Class A1	5,409,705

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	REAL ESTATE – 7.7%
99,215	Crown Castle International Corp. - REIT	$9,347,045
12,150	Public Storage - REIT	2,711,151
64,580	Realty Income Corp. - REIT	4,322,340
139,726	Ventas, Inc. - REIT	9,868,847
		26,249,383
	TECHNOLOGY – 18.0%
48,414	Automatic Data Processing, Inc.	4,270,115
349,294	Cisco Systems, Inc.	11,079,606
148,404	Maxim Integrated Products, Inc.	5,925,772
227,798	Microsoft Corp.	13,121,165
217,059	Paychex, Inc.	12,561,204
89,545	QUALCOMM, Inc.	6,133,832
115,690	Texas Instruments, Inc.	8,119,124
		61,210,818
	UTILITIES – 6.0%
87,214	NextEra Energy, Inc.	10,668,017
163,398	WEC Energy Group, Inc.	9,784,272
		20,452,289
	TOTAL COMMON STOCKS (Cost $304,981,861)	330,712,441

	SHORT-TERM INVESTMENTS – 3.1%
10,649,557	Federated Treasury Obligations Fund, 0.17%[2]	10,649,557

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,649,557)	10,649,557

	TOTAL INVESTMENTS – 100.2% (Cost $315,631,418)	341,361,998
	Liabilities in Excess of Other Assets – (0.2)%	(608,728)

	TOTAL NET ASSETS – 100.0%	$340,753,270

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Select Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 6.8%
$180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[1,2]	$182,156
212,000	BCC Funding XIII LLC 2.200%, 12/20/2021[1,2]	212,023
66,927	CPS Auto Receivables Trust 2015-B 1.650%, 11/15/2019[1,2]	66,963
700,000	CPS Auto Receivables Trust 2015-C 2.550%, 2/18/2020[1,2]	705,680
198,500	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[1,2]	200,361
128,000	Drive Auto Receivables Trust 2016-B 2.560%, 6/15/2020[1,2]	129,161
500,000	Flatiron CLO 2014-1 Ltd. 2.579%, 7/17/2026[1,2,3]	499,997
143,750	Jefferson Mill CLO Ltd. 1.696%, 7/20/2027[1,2,3]	143,741
100,000	Kubota Credit Owner Trust 2016-1 1.500%, 7/15/2020[1,2]	100,075
212,000	Navistar Financial Dealer Note Master Owner Trust II 2.146%, 9/27/2021[2,3]	213,334
158,391	Spirit Master Funding LLC 5.760%, 3/20/2042[1,2]	165,321
	TAL Advantage V LLC
146,300	2.830%, 2/22/2038[1,2]	141,220
40,444	1.700%, 5/20/2039[1,2]	39,974
105,000	Verizon Owner Trust 2016-1 1.420%, 1/20/2021[1,2]	105,238
250,000	Voya CLO 2014-2 Ltd. 2.679%, 7/17/2026[1,2,3]	249,999
438,000	VSE 2016-A VOI Mortgage LLC 2.540%, 7/20/2033[1,2]	439,674

	TOTAL ASSET-BACKED SECURITIES (Cost $3,580,146)	3,594,917

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%
195,000	BLCP Hotel Trust 1.874%, 8/15/2029[1,2,3]	193,431
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.635%, 5/10/2035[2,3]	401,342
65,000	FREMF 2015-K44 Mortgage Trust 3.811%, 1/25/2048[1,2,3]	64,778
150,000	FREMF 2015-K45 Mortgage Trust 3.714%, 4/25/2048[1,2,3]	148,478
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/2030[2]	156,033

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$67,290	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/2046[1,3]	$67,111
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.433%, 10/15/2030[2,3]	300,594
220,388	Resource Capital Corp. 2015-CRE4 Ltd. 1.930%, 8/15/2032[1,2,3]	217,775

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,523,447)	1,549,542

	CORPORATE BONDS – 78.9%
	COMMUNICATIONS – 12.3%
500,000	America Movil S.A.B. de C.V. 3.125%, 7/16/2022	511,922
	AT&T, Inc.
210,000	4.500%, 5/15/2035[1]	220,645
550,000	4.750%, 5/15/2046[1]	575,550
450,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[2]	492,444
202,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 2/15/2026[1,2]	214,120
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, 7/23/2022[1,2]	377,672
96,000	Discovery Communications LLC 4.900%, 3/11/2026[1]	104,302
	Frontier Communications Corp.
175,000	8.500%, 4/15/2020	189,219
143,000	11.000%, 9/15/2025[1]	149,256
250,000	Historic TW, Inc. 9.150%, 2/1/2023	338,749
400,000	Orange S.A. 9.000%, 3/1/2031	638,199
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	103,885
200,000	SFR Group S.A. 6.250%, 5/15/2024[1,2]	198,690
300,000	Sprint Communications, Inc. 7.000%, 3/1/2020[2]	321,750
16,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[1]	17,120
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	364,305
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	75,880

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$120,000	UPCB Finance VI Ltd. 6.875%, 1/15/2022[1,2]	$125,700
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	287,872
411,000	5.012%, 8/21/2054	453,843
131,000	4.672%, 3/15/2055	137,803
237,000	Viacom, Inc. 3.450%, 10/4/2026[1]	236,396
300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2]	313,350
		6,448,672
	CONSUMER DISCRETIONARY – 6.6%
157,718	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[2]	165,012
141,268	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	148,684
394,000	Delphi Corp. 4.150%, 3/15/2024[1]	422,949
	ERAC USA Finance LLC
200,000	3.800%, 11/1/2025[1,2]	214,619
410,000	4.500%, 2/15/2045[1,2]	436,840
	Ford Motor Credit Co. LLC
500,000	1.724%, 12/6/2017	500,470
400,000	5.875%, 8/2/2021	456,604
24,000	McDonald's Corp. 3.700%, 1/30/2026[1]	25,820
	Newell Rubbermaid, Inc.
329,000	4.200%, 4/1/2026[1]	358,317
90,000	5.500%, 4/1/2046[1]	109,179
217,886	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	230,959
142,000	United Airlines 2016-1 Class AA Pass-Through Trust 3.100%, 1/7/2030	145,209
250,000	United Rentals North America, Inc. 5.500%, 7/15/2025[1]	255,000
		3,469,662
	CONSUMER STAPLES – 4.8%
	Anheuser-Busch InBev Finance, Inc.
123,000	3.700%, 2/1/2024	132,925
100,000	4.700%, 2/1/2036[1]	114,977
117,000	4.900%, 2/1/2046[1]	139,205

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$500,000	CVS Health Corp. 5.125%, 7/20/2045[1]	$611,823
500,000	Imperial Brands Finance PLC 3.500%, 2/11/2023[1,2]	523,769
105,000	JBS USA LLC / JBS USA Finance, Inc. 5.750%, 6/15/2025[1,2]	103,163
395,000	Kraft Heinz Foods Co. 5.200%, 7/15/2045[1]	467,137
145,000	Reynolds American, Inc. 4.450%, 6/12/2025[1]	161,780
275,000	Sysco Corp. 2.600%, 10/1/2020[1]	283,107
		2,537,886
	ENERGY – 8.3%
118,000	Antero Resources Corp. 5.625%, 6/1/2023[1]	120,212
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,3]	208,491
135,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	131,625
500,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1]	543,081
213,000	Devon Energy Corp. 5.850%, 12/15/2025[1]	239,706
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,3]	120,474
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,2]	112,898
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	80,228
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	294,653
515,000	MPLX LP 4.875%, 6/1/2025[1]	532,140
500,000	Petroleos Mexicanos 5.500%, 6/27/2044	433,450
260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	269,060
455,000	Shell International Finance B.V. 4.000%, 5/10/2046	465,467
123,000	Sunoco LP / Sunoco Finance Corp. 6.250%, 4/15/2021[1,2]	126,690

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$187,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.125%, 2/1/2025[1,2]	$187,234
	Williams Partners LP
348,000	4.300%, 3/4/2024[1]	355,881
152,000	4.000%, 9/15/2025[1]	151,972
		4,373,262
	FINANCIALS – 24.3%
175,000	Allstate Corp. 6.500%, 5/15/2067[1,3]	203,438
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	84,274
325,000	American International Group, Inc. 8.175%, 5/15/2068[1,3]	434,931
	Bank of America Corp.
170,000	5.875%, 1/5/2021	194,966
350,000	4.100%, 7/24/2023	378,378
450,000	4.450%, 3/3/2026	482,943
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	149,781
750,000	Canadian Imperial Bank of Commerce 1.355%, 9/6/2019[3]	750,317
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	256,835
515,000	2.255%, 9/1/2023[1,3]	517,465
400,000	5.300%, 5/6/2044	449,583
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020	245,474
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,542
300,000	5.950%, 1/15/2027	353,677
250,000	6.750%, 10/1/2037	318,328
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[2]	292,467
395,000	HSBC Capital Funding LP 10.176%, 12/29/2049[1,2,3]	598,749
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,3]	355,705
	Intesa Sanpaolo S.p.A.
200,000	3.875%, 1/15/2019	205,928
500,000	5.710%, 1/15/2026[2]	471,135
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	202,535
208,000	7.900%, 12/29/2049[1,3]	213,720

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Liberty Mutual Group, Inc.
$112,000	7.000%, 3/7/2067[1,2,3]	$95,760
250,000	7.800%, 3/7/2087[2]	292,500
384,000	Liberty Property LP 3.250%, 10/1/2026[1]	386,936
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	320,520
	Morgan Stanley
250,000	5.500%, 7/24/2020	280,158
850,000	4.875%, 11/1/2022	937,519
175,000	5.000%, 11/24/2025	195,248
250,000	5.450%, 7/29/2049[1,3]	250,835
194,000	Nasdaq, Inc. 3.850%, 6/30/2026[1]	202,996
270,000	Prudential Financial, Inc. 5.200%, 3/15/2044[1,3]	278,438
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	127,071
120,000	Santander UK Group Holdings PLC 2.875%, 10/16/2020	120,910
657,000	Svenska Handelsbanken A.B. 1.325%, 9/6/2019[3]	657,840
156,000	Synchrony Financial 2.600%, 1/15/2019[1]	157,838
155,000	Toronto-Dominion Bank 3.625%, 9/15/2031[1,3]	155,427
131,000	Travelers Cos., Inc. 6.250%, 3/15/2067[1,3]	129,690
34,000	Trinity Acquisition PLC 4.400%, 3/15/2026[1]	35,608
250,000	UBS A.G. 7.625%, 8/17/2022	291,250
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	382,955
250,000	5.875%, 12/29/2049[1,3]	271,250
		12,780,920
	HEALTH CARE – 5.7%
	Actavis Funding SCS
400,000	3.800%, 3/15/2025[1]	423,342
270,000	4.750%, 3/15/2045[1]	295,224
500,000	Celgene Corp. 3.875%, 8/15/2025[1]	534,605

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$500,000	HCA, Inc. 5.375%, 2/1/2025	$516,250
40,000	MEDNAX, Inc. 5.250%, 12/1/2023[1,2]	42,050
340,000	Medtronic, Inc. 4.625%, 3/15/2045	399,496
	Teva Pharmaceutical Finance Netherlands III B.V.
59,000	3.150%, 10/1/2026	59,273
478,000	4.100%, 10/1/2046	475,733
245,000	Zoetis, Inc. 4.700%, 2/1/2043[1]	257,835
		3,003,808
	INDUSTRIALS – 1.6%
53,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	56,312
60,000	CNH Industrial Capital LLC 3.875%, 7/16/2018	61,050
	General Electric Co.
84,000	5.300%, 2/11/2021	96,249
218,000	5.000%, 12/29/2049[1,3]	231,832
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2]	108,977
231,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	240,222
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2]	51,232
		845,874
	MATERIALS – 5.6%
250,000	Anglo American Capital PLC 4.125%, 4/15/2021[2]	250,625
210,000	Axalta Coating Systems LLC 4.875%, 8/15/2024[1,2]	215,119
380,000	BHP Billiton Finance USA Ltd. 6.750%, 10/19/2075[1,2,3]	430,350
200,000	Corp Nacional del Cobre de Chile 4.500%, 9/16/2025[2]	210,906
500,000	Glencore Funding LLC 4.125%, 5/30/2023[2]	497,500
65,000	International Paper Co. 5.150%, 5/15/2046[1]	72,087

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$500,000	Potash Corp. of Saskatchewan, Inc. 3.625%, 3/15/2024[1]	$522,503
200,000	Solvay Finance America LLC 3.400%, 12/3/2020[1,2]	209,316
	Teck Resources Ltd.
28,000	8.000%, 6/1/2021[1,2]	30,450
159,000	5.200%, 3/1/2042[1]	135,945
	Vale Overseas Ltd.
200,000	5.875%, 6/10/2021	209,400
170,000	6.250%, 8/10/2026	177,599
		2,961,800
	TECHNOLOGY – 3.0%
	Microsoft Corp.
194,000	2.400%, 8/8/2026[1]	194,164
440,000	3.950%, 8/8/2056[1]	445,775
500,000	Oracle Corp. 3.850%, 7/15/2036[1]	519,178
375,000	QUALCOMM, Inc. 3.450%, 5/20/2025[1]	399,367
		1,558,484
	UTILITIES – 6.7%
426,000	AGL Capital Corp. 5.875%, 3/15/2041[1]	530,737
170,000	Black Hills Corp. 3.950%, 1/15/2026[1]	182,052
102,000	Consumers Energy Co. 3.250%, 8/15/2046[1]	100,362
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	100,745
112,000	Electricite de France S.A. 5.250%, 1/29/2049[1,2,3]	109,491
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	258,124
770,000	Fortis, Inc. 3.055%, 10/4/2026[1,2]	766,731
750,000	Monongahela Power Co. 5.400%, 12/15/2043[1,2]	947,216
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,3]	260,121
121,000	Southern Co. Gas Capital Corp. 3.950%, 10/1/2046[1]	122,307

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$110,000	Southern Power Co. 5.250%, 7/15/2043	$119,876
		3,497,762
	TOTAL CORPORATE BONDS (Cost $40,364,570)	41,478,130

	MUNICIPAL BONDS – 0.8%
260,000	State of California 7.550%, 4/1/2039	416,367

	TOTAL MUNICIPAL BONDS (Cost $369,178)	416,367

	U.S. GOVERNMENT AND AGENCIES – 4.7%
56,529	Fannie Mae Pool 6.000%, 7/1/2040	66,898
	United States Treasury Bond
124,000	2.875%, 8/15/2045	138,115
632,500	2.500%, 5/15/2046	654,637
	United States Treasury Note
121,000	1.375%, 1/31/2021	122,323
606,700	1.125%, 8/31/2021	606,084
700,000	1.250%, 7/31/2023	692,672
182,300	1.625%, 5/15/2026	182,542

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $2,454,833)	2,463,271

Number of Shares

	PREFERRED STOCKS – 0.6%
	FINANCIALS – 0.6%
2,800	CoBank ACB[1,3]	294,700

	TOTAL PREFERRED STOCKS (Cost $299,688)	294,700

	SHORT-TERM INVESTMENTS – 7.9%
4,166,211	Federated Treasury Obligations Fund, 0.17%[4]	4,166,211

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,166,211)	4,166,211

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 102.6% (Cost $52,758,073)	$53,963,138
Liabilities in Excess of Other Assets – (2.6)%	(1,366,079)

TOTAL NET ASSETS – 100.0%	$52,597,059

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,233,149.

[3]	Variable, floating, or step rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM Select Income Fund (formerly known as the AAM/Cutwater Select Income Fund) (“Select Income” or “Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013.

The Select Income Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Cost of investments	$316,002,740	$52,758,073

Gross unrealized appreciation	$30,086,816	$1,536,296
Gross unrealized depreciation	(4,727,558)	(331,231)

Net unrealized appreciation on investments	$25,359,258	$1,205,065

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$330,712,441	$-	$-	$330,712,441
Short-Term Investments	10,649,557	-	-	10,649,557
Total Investments	$341,361,998	$-	$-	$341,631,998

AAM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2016 (Unaudited)

Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$3,594,917	$-	$3,594,917
Commercial Mortgage-Backed Securities	-	1,549,542	-	1,549,542
Corporate Bonds[1]	-	41,478,130	-	41,478,130
Municipal Bonds	-	416,367	-	416,367
U.S. Government and Agencies	-	2,463,271	-	2,463,271
Preferred Stocks	-	294,700	-	294,700
Short-Term Investments	4,166,211	-	-	4,166,211
Total Investments	$4,166,211	$49,796,927	$-	$53,963,138

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2016